UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1600
          San Francisco, California 94104


13F File Number: 028-12488


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Bedford
Title:  Executive Officer
Phone:  (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California       August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  122

Form 13F Information Table Value Total:  $540,377
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number           Name

    1.       028-12522                      Peninsula Master Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2            COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6     COLUMN 7       COLUMN 8

                                                              VALUE     SHRS OR  SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS       CUSIP      (X$1000)  PRN AMT  PRN CALL   DISCRETION    MGRS   SOLE   SHARED  NONE
AFC ENTERPRISES INC               COM              00104Q107     832    104,094  SH         SHARED-DEFINED  1       104,094
ALCOA INC                         COM              013817101   1,781     50,000  SH         SHARED-DEFINED  1        50,000
ALPHA NATURAL RESOURCES INC       COM              02076X102   3,650     35,000  SH         SHARED-DEFINED  1        35,000
AMERICAN EAGLE OUTFITTERS NE      COM              02553E106   2,273    166,800  SH         SHARED-DEFINED  1       166,800
ANADARKO PETE CORP                COM              032511107   7,484    100,000  SH              SOLE               100,000
ARCH COAL INC                     COM              039380100     750     10,000  SH         SHARED-DEFINED  1        10,000
ARENA RESOURCES INC               COM              040049108   8,293    157,000  SH         SHARED-DEFINED  1       157,000
ARENA RESOURCES INC               COM              040049108   3,169     60,000  SH              SOLE                60,000
ATWOOD OCEANICS INC               COM              050095108     995      8,000  SH              SOLE                 8,000
AUTOBYTEL INC                     COM              05275N106   1,838  1,294,388  SH              SOLE             1,294,388
BAUER EDDIE HLDGS INC             COM              071625107   5,978  1,440,381  SH         SHARED-DEFINED        1,440,381
BAUER EDDIE HLDGS INC             COM              071625107   2,508    604,310  SH              SOLE               604,310
BERRY PETE CO                     CL A             085789105  14,720    250,000  SH         SHARED-DEFINED  1       250,000
BEST BUY INC                      COM              086516101   1,980     50,000  SH         SHARED-DEFINED  1        50,000
BIG 5 SPORTING GOODS CORP         COM              08915P101     984    130,033  SH         SHARED-DEFINED  1       130,033
BLACK BOX CORP DEL                COM              091826107   1,069     39,328  SH         SHARED-DEFINED  1        39,328
BRUNSWICK CORP                    COM              117043109   1,159    109,304  SH         SHARED-DEFINED  1       109,304
BUCYRUS INTL INC NEW              COM              118759109     365      5,000  SH         SHARED-DEFINED  1         5,000
CABOT OIL & GAS CORP              COM              127097103   5,080     75,000  SH         SHARED-DEFINED  1        75,000
CABOT OIL & GAS CORP              COM              127097103   6,384     94,260  SH              SOLE                94,260
CACHE INC                         COM NEW          127150308     706     65,975  SH         SHARED-DEFINED  1        65,975
CAMERON INTERNATIONAL CORP        COM              13342B105  21,310    385,000  SH         SHARED-DEFINED  1       385,000
CAMERON INTERNATIONAL CORP        COM              13342B105   7,196    130,000  SH              SOLE               130,000
CASTLEPOINT HOLDINGS LTD          COM              G19522112   2,345    257,988  SH         SHARED-DEFINED  1       257,988
CEVA INC                          COM              157210105   3,308    415,072  SH         SHARED-DEFINED  1       415,072
CLEVELAND CLIFFS INC              COM              185896107   3,576     30,000  SH         SHARED-DEFINED  1        30,000
COINSTAR INC                      COM              19259P300  11,015    336,737  SH         SHARED-DEFINED  1       336,737
COINSTAR INC                      COM              19259P300   1,887     57,704  SH              SOLE                57,704
COMMERCIAL METALS CO              COM              201723103   1,508     40,000  SH         SHARED-DEFINED  1        40,000
CONTANGO OIL & GAS COMPANY        COM NEW          21075N204   8,827     95,000  SH         SHARED-DEFINED  1        95,000
CONTANGO OIL & GAS COMPANY        COM NEW          21075N204   1,462     15,731  SH              SOLE                15,731
CONTINENTAL RESOURCES INC         COM              212015101   3,466     50,000  SH         SHARED-DEFINED  1        50,000
DENBURY RES INC                   COM NEW          247916208   5,475    150,000  SH         SHARED-DEFINED  1       150,000
ELECTROGLAS INC                   COM              285324109   2,470  1,300,000  SH         SHARED-DEFINED  1     1,300,000
ELECTROGLAS INC                   COM              285324109   2,306  1,213,889  SH              SOLE             1,091,135
ELOYALTY CORP                     COM NEW          290151307   3,458    700,000  SH         SHARED-DEFINED  1       700,000
ELOYALTY CORP                     COM NEW          290151307   3,211    650,000  SH              SOLE               650,000
EOG RES INC                       COM              26875P101   9,840     75,000  SH         SHARED-DEFINED  1        75,000
EVOLUTION PETROLEUM CORP          COM              30049A107   3,913    641,500  SH         SHARED-DEFINED  1       641,500
EXCO RESOURCES INC                COM              269279402   1,569     42,500  SH              SOLE                42,500
FLOTEK INDS INC DEL               COM              343389102   6,532    316,800  SH         SHARED-DEFINED  1       316,800
FMC TECHNOLOGIES INC              COM              30249U101   1,154     15,000  SH         SHARED-DEFINED  1        15,000
FOOT LOCKER INC                   COM              344849104     840     67,500  SH         SHARED-DEFINED  1        67,500
FREEPORT-MCMORAN COPPER & GO      COM              35671D857   3,516     30,000  SH         SHARED-DEFINED  1        30,000
GERDAU S A                        SPONSORED ADR    373737105     720     30,000  SH         SHARED-DEFINED  1        30,000
G-III APPAREL GROUP LTD           COM              36237H101     456     36,969  SH         SHARED-DEFINED  1        36,969
GLOBAL INDS LTD                   COM              379336100   7,620    425,000  SH         SHARED-DEFINED  1       425,000
GLOBAL INDS LTD                   COM              379336100   1,793    100,000  SH              SOLE               100,000
GRAFTECH INTL LTD                 COM              384313102   4,829    180,000  SH         SHARED-DEFINED  1       180,000
GSE SYS INC                       COM              36227K106   7,128    800,000  SH         SHARED-DEFINED  1       800,000
GTSI CORP                         COM              36238K103   4,624    610,849  SH         SHARED-DEFINED  1       610,849
GTSI CORP                         COM              36238K103   1,678    221,659  SH                                 221,659
HALLIBURTON CO                    COM              406216101  12,737    240,000  SH         SHARED-DEFINED  1       240,000
HALLIBURTON CO                    COM              406216101   7,695    145,000  SH              SOLE               145,000
HCC INS HLDGS INC                 COM              404132102   2,590    122,500  SH         SHARED-DEFINED  1       122,500
HERCULES OFFSHORE INC             COM              427093109   5,513    145,000  SH         SHARED-DEFINED  1       145,000
HESS CORP                         COM              42809H107   6,940     55,000  SH         SHARED-DEFINED  1        55,000
HI / FN INC                       COM              428358105   4,684  1,025,000  SH              SOLE             1,025,000
INVENTIV HEALTH INC               COM              46122E105   1,323     47,595  SH         SHARED-DEFINED  1        47,595
IONA TECHNOLOGIES PLC             SPONSORED ADR    46206P109  14,039  3,563,083  SH         SHARED-DEFINED  1     3,563,083
IONA TECHNOLOGIES PLC             SPONSORED ADR    46206P109   9,810  2,489,828  SH              SOLE             2,489,828
LIMELIGHT NETWORKS INC            COM              53261M104   5,244  1,372,825  SH         SHARED-DEFINED  1     1,372,825
LIMELIGHT NETWORKS INC            COM              53261M104   3,820  1,000,000  SH              SOLE             1,000,000
MAIDEN HOLDINGS LTD               SHS              G5753U112   4,010    626,600  SH         SHARED-DEFINED  1       626,600
MAIDEN HOLDINGS LTD               SHS              G5753U112   2,022    315,900  SH              SOLE               315,900
MENS WEARHOUSE INC                COM              587118100   1,385     85,000  SH         SHARED-DEFINED  1        85,000
METALICO INC                      COM              591176102   1,314     75,000  SH         SHARED-DEFINED  1        75,000
MIVA INC                          COM              55311R108   2,120  2,000,000  SH              SOLE             2,000,000
NATIONAL OILWELL VARCO INC        COM              637071101     444      5,000  SH         SHARED-DEFINED  1         5,000
NATIONAL OILWELL VARCO INC        COM              637071101   6,654     75,000  SH              SOLE                75,000
NEWFIELD EXPL CO                  COM              651290108  18,923    290,000  SH         SHARED-DEFINED  1       290,000
NEWFIELD EXPL CO                  COM              651290108   2,447     37,500  SH              SOLE                37,500
NEWPARK RES INC                   COM PAR $.01NEW  651718504   1,258    160,000  SH              SOLE               160,000
NORTHERN OIL & GAS INC NEV        COM              665531109   2,160    162,674  SH         SHARED-DEFINED  1       162,674
NUCOR CORP                        COM              670346105   2,240     30,000  SH         SHARED-DEFINED  1        30,000
OCCIDENTAL PETE CORP DEL          COM              674599105   1,797     20,000  SH              SOLE                20,000
PATTERSON UTI ENERGY INC          COM              703481101  10,116    280,000  SH         SHARED-DEFINED  1       280,000
PATTERSON UTI ENERGY INC          COM              703481101   3,613    100,000  SH              SOLE               100,000
PDI INC                           COM              69329V100   2,519    289,187  SH         SHARED-DEFINED  1       289,187
PEABODY ENERGY CORP               COM              704549104     881     10,000  SH         SHARED-DEFINED  1        10,000
PETROHAWK ENERGY CORP             COM              716495106   5,557    120,000  SH         SHARED-DEFINED  1       120,000
PETROHAWK ENERGY CORP             COM              716495106   5,000    107,965  SH              SOLE               107,965
PHOENIX TECHNOLOGY LTD            COM              719153108   5,384    489,439  SH         SHARED-DEFINED  1       489,439
PLAINS EXPL& PRODTN CO            COM              726505100   3,284     45,000  SH              SOLE                45,000
PLX TECHNOLOGY INC                COM              693417107  12,971  1,700,000  SH         SHARED-DEFINED  1     1,700,000
PLX TECHNOLOGY INC                COM              693417107   4,273    560,000  SH              SOLE               560,000
POMEROY IT SOLUTIONS INC          COM              731822102   3,164    687,857  SH         SHARED-DEFINED  1       687,857
PRG-SCHULTZ INTERNATIONAL IN      COM NEW          69357C503   1,608    170,905  SH         SHARED-DEFINED  1       170,905
QIAO XING MOBILE COMM CO LTD      SHS              G73031109     986    200,000  SH              SOLE               200,000
RAM ENERGY RESOURCES INC          COM              75130P109     945    150,000  SH         SHARED-DEFINED  1       150,000
RANGE RES CORP                    COM              75281A109   5,571     85,000  SH         SHARED-DEFINED  1        85,000
RANGE RES CORP                    COM              75281A109   1,311     20,000  SH              SOLE                20,000
RELIANCE STEEL & ALUMINUM CO      COM              759509102   1,542     20,000  SH         SHARED-DEFINED  1        20,000
RENESOLA LTD                      SPONS ADS        75971T103   1,730    100,000  SH              SOLE               100,000
RF MICRODEVICES INC               COM              749941100   9,860  3,400,000  SH         SHARED-DEFINED  1     3,400,000
RF MICRODEVICES INC               COM              749941100   2,610    900,000  SH              SOLE               900,000
SCHLUMBERGER LTD                  COM              806857108     537      5,000  SH         SHARED-DEFINED  1         5,000
SCHLUMBERGER LTD                  COM              806857108   7,252     67,500  SH              SOLE                67,500
SEAGATE TECHNOLOGY                SHS              G7945J104   1,435     75,000  SH              SOLE                75,000
SILICON MOTION TECHNOLOGY CO      SPONSORED ADR    82706C108  10,132    701,205  SH         SHARED-DEFINED  1       701,205
SILICON MOTION TECHNOLOGY CO      SPONSORED ADR    82706C108   2,890    200,000  SH              SOLE               200,000
SKYWORKS SOLUTIONS INC            COM              83088M102   3,948    400,000  SH              SOLE               400,000
SMITH INTL INC                    COM              832110100   4,988     60,000  SH              SOLE                60,000
SOUTHWESTERN ENERGY CO            COM              845467109   7,142    150,000  SH         SHARED-DEFINED  1       150,000
STEEL DYNAMICS INC                COM              858119100   8,791    225,000  SH         SHARED-DEFINED  1       225,000
SUNTECH PWR HLDGS CO LTD          ADR              86800C104   2,248     60,000  SH              SOLE                60,000
TENARIS S A                       SPONSORED ADR    88031M109   5,588     75,000  SH         SHARED-DEFINED  1        75,000
TIER TECHNOLOGIES INC             CL B             88650Q100   3,211    400,890  SH         SHARED-DEFINED  1       400,890
TRANSOCEAN INC NEW                SHS              G90073100   3,810     25,000  SH              SOLE                25,000
TRIQUINT SEMICONDUCTOR INC        COM              89674K103   5,151    850,000  SH              SOLE               850,000
ULTRA PETROLEUM CORP              COM              903914109   4,419     45,000  SH         SHARED-DEFINED  1        45,000
ULTRA PETROLEUM CORP              COM              903914109   4,419     45,000  SH              SOLE                45,000
UNITED STATES STL CORP NEW        COM              912909108   3,696     20,000  SH         SHARED-DEFINED           20,000
VERAZ NETWORKS INC                COM              923359103   1,020    600,000  SH              SOLE               600,000
VERSANT CORP                      COM NEW          925284309   2,775    105,969  SH         SHARED-DEFINED  1       105,969
WALTER INDS INC                   COM              93317Q105   1,632     15,000  SH         SHARED-DEFINED  1        15,000
WEATHERFORD INTERNATIONAL LT      COM              G95089101   5,207    105,000  SH              SOLE               105,000
WEATHERFORD INTERNATIONAL LT      COM              G95089101   5,951    120,000  SH         SHARED-DEFINED  1       120,000
WEST MARINE INC                   COM              954235107     388     94,525  SH         SHARED-DEFINED  1        94,525
WET SEAL INC                      CL A             961840105   1,908    400,000  SH         SHARED-DEFINED  1       400,000
XTO ENERGY INC                    COM              98385X106  20,553    300,000  SH         SHARED-DEFINED  1       300,000
XTO ENERGY INC                    COM              98385X106   6,166     90,000  SH              SOLE                90,000


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